Share-based Compensation (Details)				12 Months Ended
	Sep. 28, 2022 CNY (¥) shares	Jun. 07, 2022 shares	Mar. 19, 2019 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price | $ / shares					$ 1.20	$ 0.60
Accrued bonus | ¥				¥ 3,520,177	$ 3,520,177	$ 3,769,622
Requisite service period				3 years
Split of ordinary shares		174,544
Expected dividend yield				0.00%		0.00%	0.00%
Share-based compensation | ¥				¥ 74,686,711
Share units forfeited				0
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted				1,666,000		7,194,000
Maximum aggregate number of shares				482,666		2,084,268
Expected dividend yield				0.00%
Share-based compensation | ¥	¥ 33,194,871			¥ 44,421,298
Additional Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted				460,756		955,643
Number of units granted with three-year pre-requisite service period						933,742
Number of unites granted equivalent to ordinary shares after share split				133,494		276,872
Number of unites granted equivalent to ordinary shares after share split with three-year pre-requisite service period				133,494		270,527
Accrued bonus | ¥				¥ 3,520,177	$ 3,520,177	$ 3,769,622
Exercised				12,579,311
Split of ordinary shares				3,514,114
Number of units exercisable				0	0
Award Components Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares				133,494
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted				6,000,000
Split of ordinary shares				1,738,338
2019 Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted			50,000,000
Maximum aggregate number of shares	14,486,152		14,486,152
2019 Scheme | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units granted				4,500,000
Split of ordinary shares				1,303,754